Vessels, Port Terminals and Other Fixed Assets, net (Tables)	12 Months Ended
Dec. 31, 2012
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Vessels, port terminals and other fixed assets

Dry Port Terminal	Cost	Accumulated Depreciation
Balance December 31, 2009	$34,826	$(4,046)
Additions	4,675	(1,048)

Balance December 31, 2010	$39,501	$(5,094)
Additions	8,577	(1,222)
Disposals	(152	)103

Balance December 31, 2011	$47,926	$(6,213)
Additions	11,173	(1,529)

Balance December 31, 2012	$59,099	$(7,742)

Oil Storage Plant and Port Facilities for Liquid Cargoes		Cost	Accumulated Depreciation
Balance December 31, 2009		$25,303	$(2,514)
Additions		454	(1,423)

Balance December 31, 2010		$25,757	$(3,937)
Additions		653	(1,316)

Balance December 31, 2011		$26,410	$(5,253)
Additions		731	(1,256)

Balance December 31, 2012		$27,141	$(6,509)

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$218,433	$(27,751)	$190,682
Additions	60,471	(14,933	)45,538
Disposals	(67	)47	(20)

Balance December 31, 2010	$278,837	$(42,637)	$236,200
Additions	62,153	(15,380	)46,773

Balance December 31, 2011	$340,990	$(58,017)	$282,973
Additions	20,009	(19,383	)626
Restructure of capital leases	(4,590	)—	(4,590)

Balance December 31, 2012	$356,409	$(77,400)	$279,009

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$2,790	$(162)	$2,628
Additions	1,443	(325	)1,118
Disposals	(94	)54	(40)

Balance December 31, 2010	$4,139	$(433)	$3,706
Additions	801	(262	)539

Balance December 31, 2011	$4,940	$(695)	$4,245
Additions	1,166	(334	)832
Disposals	(37	)—	(37)

Balance December 31, 2012	$6,069	$(1,029)	$5,040

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$281,352	$(34,473)	$246,879
Additions	67,043	(17,729	)49,314
Disposals	(161	)101	(60)

Balance December 31, 2010	$348,234	$(52,101)	$296,133
Additions	72,184	(18,180	)54,004
Disposals	(152	)103	(49)

Balance December 31, 2011	$420,266	$(70,178)	$350,088
Additions	33,079	(22,502	)10,577
Restructure of capital leases	(4,590	)—	(4,590)
Disposals	(37	)—	(37)

Balance December 31, 2012	$448,718	$(92,680)	$356,038

Leased Property Under Capital Leases [Table Text Block]

Vessels	December 31, 2012
San San H and Stavroula	$32,951
Less: Accumulated amortization	(1,501)

Net book value	$31,450

Future Minimum Capital Leases Payments [Table Text Block]

Payment Due by Period	December 31, 2012
2013	2,190
2014	2,190
2015	2,190
2016	$21,262

Total future minimum lease payments (1)	27,832
Less: amount representing interest (2)	(2,720)

Present value of future minimum lease payments (3)	$25,112